Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2011		2012		2013		2013
	(In millions)
Current income tax expense	Rs.	22,905.4	Rs.	26,743.1	Rs.	35,848.5	US$	657.5
Deferred income tax (benefit) expense*		(1,207.1)		(1,950.0)		(4,881.7)		(89.5)
Interest on income tax refund		0		(964.4)		(1,126.7)		(20.7)

Income tax expense**	Rs.	21,698.3	Rs.	23,828.7	Rs.	29,840.1	US$	547.3

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 919.1 million, Rs. 805.1 million and Rs.747.7 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,402.1 million, Rs. 782.3 million and Rs.3,771.9 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2011		2012		2013		2013
	(In millions)
Net income before taxes	Rs.	63,225.6	Rs.	73,836.7	Rs.	91,974.8	US$	1,687.0
Effective statutory income tax rate		33.22%		32.45%		32.45%		32.45%
Expected income tax expense		21,002.0		23,956.3		29,841.2		547.3
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		0		(651.5)		(761.1)		(14.0)
Permanent differences:
Stock-based compensation		1,132.0		1,268.6		1,471.0		27.0
Income exempt from taxes		(650.4)		(981.9)		(593.5)		(10.9)
Effect of change in statutory tax rate		106.2		136.7		0		0
Other, net		108.5		100.5		(117.5)		(2.1)

Income tax expense	Rs.	21,698.3	Rs.	23,828.7	Rs.	29,840.1	US$	547.3

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2012		2013		2013
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	6,198.2	Rs.	9,576.1	US$	175.6
Unrealized loss on securities available for sale		3,553.4		0		0
Investments, others		693.0		927.1		17.0
Employee benefits		1,942.1		2,135.8		39.2
Others		2,432.0		2,943.0		54.0

Deferred tax asset		14,818.7		15,582.0		285.8

Taxable temporary differences:
Property and equipment		822.6		749.4		13.7
Loan origination cost		1,108.5		1,276.2		23.4
Derivatives		121.9		232.8		4.3
Unrealized gain on securities available for sale		0		92.0		1.7
Intangible assets		1,321.8		574.1		10.5

Deferred tax liability		3,374.8		2,924.5		53.6

Net deferred tax (asset) liability	Rs.	(11,443.9)	Rs.	(12,657.5)	US$	(232.2)

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2012		2013		2013
	(In millions)
Opening balance	Rs.	691.3	Rs.	691.3	US$	12.7
Increase/(decrease) related to prior year tax positions		0		(43.0)		(0.8)

Closing balance	Rs.	691.3	Rs.	648.3	US$	11.9